CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 37,356	$ 66,161
Short-term investments	53,180	84,754
Accounts receivable, net of allowance for doubtful accounts $0.5 million and $0.2 million	1,642	4,523
Inventory	10,363	8,405
Prepaid expenses and other current assets	806	1,888
Total current assets	103,347	165,731
Restricted cash	612	612
Property and equipment, net	13,601	18,387
Capitalized software, net	357	446
Right-of-use assets	1,935	2,289
Goodwill	2,252	2,252
Acquired technology, net	2,453	2,994
Deferred transaction costs	2,741
Total Assets	127,298	192,711
Current liabilities:
Accounts payable	6,604	10,228
Customer deposits	1,778	2,325
Current portion of operating lease liability	858	806
Accrued expenses and other current liabilities	6,055	5,053
Deferred revenue	1,136	2,230
Current portion of long-term debt, net of deferred financing costs	9,986
Total current liabilities	26,417	20,642
Long-term debt, net of deferred financing costs		9,972
Lease liability, net of current portion	2,375	3,026
Total liabilities	28,792	33,640
Commitments and Contingences (Note 9)
Convertible Preferred Stock (Note 11)	436,533	436,533
Stockholders' Equity:
Common Stock, $0.0001 par value-authorized, 156,000,000 shares; issued and outstanding, 31,797,295 and 31,388,426 shares at September 30, 2020 and December 31, 2019, respectively (includes unvested 274,467 and 4,575,313 shares of restricted stock)	3	3
Additional paid-in capital	21,254	16,722
Accumulated deficit	(359,289)	(294,262)
Accumulated other comprehensive income	5	75
Total Stockholders' Equity	(338,027)	(277,462)
Total Liabilities, Convertible Preferred Stock and Stockholders' Equity	$ 127,298	$ 192,711